STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flow from operating activities:
Net loss	$ (1,411,122)	$ (3,352,949)	$ (6,833,568)	$ (9,406,304)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	39,021	25,829	63,040	148,761
Vested stock options and warrants	302,981	369,636	723,367	3,700,070
Equity instruments issued for management and consulting	(3,333)	$ 111,917	112,054	239,290
Amortization of debt discount	219,097		247,338	413,695
Penalty on debt provision	10,031
Loss on Sales of Equipment	$ 13,102
(Gain) loss on valuation of equity-linked instruments		$ (11,469)	(11,599)	(157,580)
Changes in assets and liabilities:
Accounts receivable	$ 41,694	(52,395)	39,696	(57,534)
Inventories	109,699	(238,488)	(245,192)	23,034
Prepaid expense and other assets	(12,576)	(88,936)	(129,427)	(33,179)
Accounts payable	279,669	563,224	1,132,410	429,033
Accrued expenses	193,781	790,158	1,594,468	776,548
Deferred Revenue	3,375	(64,000)	(64,000)	69,000
Net cash used in operating activities:	$ (214,581)	(1,947,473)	(3,371,413)	(3,855,166)
Cash flow from investing activities:
Purchase of fixed assets		(72,377)	(101,409)	(162,761)
Purchase of intangibles	$ (7,700)	(14,782)	(19,828)	(53,355)
Net cash used in investing activities	(7,700)	(87,159)	(121,237)	(216,116)
Cash flow from financing activities:
Proceeds from long-term and convertible debt	$ 250,000	125,000	1,500,000	$ 1,822,718
Principal payments on debt		(300,000)	(305,000)
Issuance of preferred stock		2,055,000	2,055,000
Issuance of common stock		92,831	157,081	$ 2,337,378
Net cash provided by (used in) financing activities	$ 250,000	1,972,831	3,407,081	4,160,096
Net increase (decrease) in cash	27,719	(61,801)	(85,569)	88,814
Cash at beginning of period	16,384	101,953	101,953	13,139
Cash at end of period	$ 44,103	40,151	$ 16,384	101,953
Non cash transactions:
Conversion of debt to accrued liabilities				415,775
Common stock issued for accrued interest/bonus		$ 694,500	$ 694,500	402,669
Common stock issued to satisfy debt	$ 483,478		$ 480,616	2,318,568
Stock/warrant issued to satisfy accounts payable/Liabilities				$ 100,521